Expense Example - Class Inst R6 Shares - Goldman Sachs Tactical Tilt Overlay Fund	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	83	284	503	1,132	82	281	498	1,120